Treasury risk management - Disclosure of Impact of Interest Rate Swaps and Cross-Currency Swaps (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Impact Of Interest Rate Swaps And Cross Currency Swaps [Line Items]
Current financial liabilities	€ (6,987)	€ (5,087)
Non-current financial liabilities	(25,066)	(24,535)
Total financial liabilities	(32,053)	(29,622)	€ (29,488)
Less: lease liabilities	(1,486)	(1,395)
Financial liabilities (excluding lease liabilities)	30,567	28,227
Fixed and Floating Interest Rate
Disclosure Of Impact Of Interest Rate Swaps And Cross Currency Swaps [Line Items]
Current financial liabilities	(6,987)	(5,087)
Non-current financial liabilities	(25,066)	(24,535)
Fixed rate (weighted average amount of fixing for the following year)	€ (21,151)	€ (20,527)